UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF EARNINGS shares in Thousands, $ in Millions		3 Months Ended								12 Months Ended
	May 16, 2017	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Mar. 31, 2016 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF EARNINGS
Net sales		$ 2,747	$ 2,908	$ 2,855	$ 2,473	$ 2,523	$ 2,752	$ 2,030	$ 1,756	$ 10,983	$ 9,061	$ 7,997
Costs and expenses
Cost of sales (excluding depreciation and amortization)										(8,717)	(7,296)	(6,460)
Depreciation and amortization										(729)	(453)	(286)
Selling, general and administrative										(514)	(512)	(450)
Business consolidation and other activities										(221)	(337)	(195)
Total costs and expenses										(10,181)	(8,598)	(7,391)
Earnings before interest and taxes										802	463	606
Interest expense										(285)	(229)	(143)
Debt refinancing and other costs										(3)	(109)	(117)
Total interest expense										(288)	(338)	(260)
Earnings before taxes		268	50	112	84	92	50	192	(209)	514	125	346
Tax (provision) benefit										(165)	126	(47)
Equity in results of affiliates, net of tax										31	15	4
Net earnings										380	266	303
Net earnings attributable to noncontrolling interests										(6)	(3)	(22)
Net earnings attributable to Ball Corporation		$ 159	$ 48	$ 99	$ 68	$ 52	$ 31	$ 307	$ (127)	$ 374	$ 263	$ 281
Earnings per share:
Basic (in dollars per share) | $ / shares		$ 0.45	$ 0.14	$ 0.28	$ 0.19	$ 0.15	$ 0.09	$ 1.08	$ (0.45)	$ 1.07	$ 0.83	$ 1.02
Diluted (in dollars per share) | $ / shares		$ 0.45	$ 0.13	$ 0.28	$ 0.19	$ 0.15	$ 0.09	$ 1.06	$ (0.45)	$ 1.05	$ 0.81	$ 1.00
Weighted average shares outstanding (000s):
Basic (in shares) | shares										350,269	316,542	274,600
Diluted (in shares) | shares										356,985	322,884	281,968
Cash dividends declared and paid, per share (in dollars per share) | $ / shares										$ 0.365	$ 0.26	$ 0.26
Stock split ratio	2